Accrued Expense and Other Liabilities	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accrued Expense and Other Liabilities [Abstract]
ACCRUED EXPENSE AND OTHER LIABILITIES

6.      ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2025	2024
Accrued bonus and staff costs	8,024	40,065
Accrued tutor fees	33,765	44,024
Accrued operating expense	182,712	70,519
Accrued IPO cost	95,022	—
Total	$319,523	$154,608

6.      ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2024	2023
Accrued bonus and staff costs	40,065	85,662
Accrued tutor fees	44,024	31,269
Accrued operating expense	70,519	42,887
Total	$154,608	$159,818